Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per Share
Earnings per Share
Net earnings (loss) per share is calculated based upon the weighted average common shares outstanding as follows:

	2017	2016
Net earnings (loss) attributable to shareholders of Fairfax	1,740.6	(512.5)
Preferred share dividends	(44.6)	(44.0)
Net earnings (loss) attributable to common shareholders – basic and diluted	1,696.0	(556.5)

Weighted average common shares outstanding – basic	25,411,246	23,017,184
Share-based payment awards	689,571	—
Weighted average common shares outstanding – diluted	26,100,817	23,017,184

Net earnings (loss) per common share – basic	$66.74	($24.18)
Net earnings (loss) per common share – diluted	$64.98	($24.18)

Share-based payment awards of 567,450 were not included in the calculation of net loss per diluted common share for the year ended December 31, 2016 as inclusion of the awards would be anti-dilutive.